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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001 Check here if Amendment [ ]; Amendment Number:
                                                  -----------------------

                        This Amendment (Check only one.):
                        [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:

/S/ BRIAN S. KRIFTCHER
--------------------------------------------------------------
[Signature]

New York, New York
--------------------------------------------------------------
[City, State]

August 14, 2001
--------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         31

Form 13F Information Table Value Total:

         $ 654,477 (thousands)

--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.
--------------------------------------------------------------------------------

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.

                    NONE




                                                    FORM 13F INFORMATION TABLE
                                                    SATELLITE ASSET MANAGEMENT
                                                  FOR QUARTER ENDED JUNE 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of     CUSIP       Value (x  Shrs or prn    SH/  Put/Call   Investment      Other     Voting Authority
--------------     ---------    -----       --------- ------------   ---  --------   -----------     -----     ----------------
                     Class                  $1000)        amt       PRN               Discretion    Managers   Sole   Shared  None
                     -----                  ------        ---       ---               ----------    --------   ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AETHER SYSTEMS     SUB NT CV    00808VAA3   5,108     9,000,000     SH                 SOLE                    9,000,000
                   6%05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CAPSTONE TURBINE
CORP               COM          14067D102   1,433        64,856     SH                 SOLE                      64,856
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC      COM          172967101  39,034       738,720     SH                 SOLE                     738,720
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE INC
DEL                COM          200693109     371        63,552     SH                 SOLE                      63,552
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CORIXA CORP        COM          21887F100   1,030        60,320     SH                 SOLE                      60,320
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM
AG                 SPONS ADR    251566105   9,538       424,835     SH                 SOLE                     424,835
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP       COM          28336L109  30,579       582,011     SH                 SOLE                     582,011
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ELAN PLC           ADR          284131208   3,577        58,647     SH                 SOLE                      58,647
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE
PROPERTIES TRUST   COM          294741103   4,805       151,910     SH                 SOLE                     151,910
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
F&M NATIONAL CORP  COM          302374103   5,172       129,300     SH                 SOLE                     129,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BAN-
CORP               COM          316773100   7,131       118,754     SH                 SOLE                     118,754
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINOVA FIN TRUST   TOPRS CV     31808E207   7,428       225,100     SH                 SOLE                     225,100
                   9.16%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL
CORP               COM          339030108     965        24,469     SH                 SOLE                      24,469
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE
INTL INC           COM          36866W106   2,950        69,240     SH                 SOLE                      69,240
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GULF CDA RES LTD   ORD          40218L305  50,625     6,250,000     SH                 SOLE                   6,250,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL
INC                COM          438516106   2,239        64,000     SH                 SOLE                      64,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of     CUSIP       Value (x  Shrs or prn    SH/  Put/Call   Investment      Other     Voting Authority
--------------     ---------    -----       --------- ------------   ---  --------   -----------     -----     ----------------
                     Class                  $1000)        amt       PRN               Discretion    Managers   Sole   Shared  None
                     -----                  ------        ---       ---               ----------    --------   ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
J. P. MORGAN
CHASE & CO         COM          46625H100  17,078       382,913     SH                 SOLE                     382,913
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COM          478160104 300,200     6,004,000     SH                 SOLE                   6,004,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC         COM          717081103  17,839       445,417     SH                 SOLE                     445,417
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUAKER OATS CO     COM          747402105  22,010       241,210     SH                 SOLE                     241,210
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNI-
CATIONS INTL INC   COM          749121109  19,446       610,165     SH                 SOLE                     610,165
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO        COM NEW      755111507   4,339       163,440     SH                 SOLE                     163,440
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ROYAL BK CDA
MONTREAL QUE       COM          780087102     536        16,838     SH                 SOLE                      16,838
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SHIRE PHARMA-
CEUTICALS GRP PLC  SPONS ADR    82481R106   7,316        87,795     SH                 SOLE                      87,795
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN
SEDCO FOREX INC    ORD          G90078109   1,581        38,320     SH                 SOLE                      38,320
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD
NEW                COM          902124106  26,762       606,990     SH                 SOLE                     606,990
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UBS AG             ORD          H8920G155   5,611        39,510     SH                 SOLE                      39,510
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE
CO                 COM          923436109  11,116       167,088     SH                 SOLE                     167,088
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC         CL B         925524308  43,364       837,957     SH                 SOLE                     837,957
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
NEW                COM          949746101   5,258       113,240     SH                 SOLE                     113,240
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WESTPOINT STEVENS
INC                COM          961238102      36        26,300     SH                 SOLE                      26,300
------------------------------------------------------------------------------------------------------------------------------------
   REPORT
   SUMMARY:  31 DATA RECORDS              654,477             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
